Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2015
Unsecured senior notes
Summary of the unsecured senior notes

The following table provides a summary of the Company's unsecured senior notes as of March 31, 2015:

	Amounts	Effective interest rate
	(in millions of RMB)
US$300 million floating rate notes due 2017	1,843	0.85%
US$1,000 million 1.625% notes due 2017	6,136	1.73%
US$2,250 million 2.500% notes due 2019	13,770	2.64%
US$1,500 million 3.125% notes due 2021	9,174	3.24%
US$2,250 million 3.600% notes due 2024	13,795	3.66%
US$700 million 4.500% notes due 2034	4,276	4.59%

	48,994
Unamortized discount	144

Total senior unsecured notes	49,138

Schedule of future principal payments due

As of March 31, 2015, the future principal payments for the Company's senior unsecured notes will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	—
Between 2 to 3 years	7,985
Between 3 to 4 years	—
Between 4 to 5 years	13,820
Thereafter	27,333

49,138